Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity	STOCKHOLDERS’ EQUITY
Authorized Shares We have authorized 14 billion common shares of AT&T stock and 10 million preferred shares of AT&T stock, each with a par value of $1.00 per share. Cumulative perpetual preferred shares consist of the following:
•Series A: 48 thousand shares outstanding at December 31, 2020 and December 31, 2019, with a $25,000 per share liquidation preference and a dividend rate of 5.000%.
•Series B: 20 thousand shares outstanding at December 31, 2020 and zero outstanding at December 31, 2019, with a €100,000 per share liquidation preference, and an initial rate of 2.875%, subject to reset after May 1, 2025.
•Series C: 70 thousand shares outstanding at December 31, 2020 and zero outstanding at December 31, 2019, with a $25,000 per share liquidation preference, and a dividend rate of 4.75%.

So long as the quarterly preferred dividends are declared and paid on a timely basis on each series of preferred shares, there are no limitations on our ability to declare a dividend on or repurchase AT&T common shares. The preferred shares are optionally redeemable by AT&T at the liquidation price on or after five years from the issuance date, or upon certain other contingent events.

Stock Repurchase Program From time to time, we repurchase shares of common stock for distribution through our employee benefit plans or in connection with certain acquisitions. Our Board of Directors has approved the following authorizations to repurchase common stock: (1) March 2013 authorization program of 300 million shares, which was completed in 2020 and (2) March 2014 authorization program for an additional 300 million shares, with approximately 178 million outstanding at December 31, 2020.

To implement these authorizations, we used open market repurchases, relying on Rule 10b5-1 of the Securities Exchange Act of 1934, where feasible. We also used accelerated share repurchase agreements with large financial institutions to repurchase our stock. During 2020, we repurchased approximately 142 million shares totaling $5,278 under the March 2013 and March 2014 authorizations.

Dividend Declarations In December 2020, AT&T declared a quarterly preferred dividend of $36 and a quarterly common dividend of $0.52 per share of common stock. In December 2019, AT&T declared a quarterly preferred dividend of $8 and an increase in its quarterly common dividend to $0.52 per share of common stock.

Preferred Interests Issued by Subsidiaries We have issued cumulative perpetual preferred membership interests in certain subsidiaries. The preferred interests are entitled to cash distributions, subject to declaration. The preferred interests are included in “Noncontrolling interest” on the consolidated balance sheets.

Mobility II
We previously issued 320 million Series A Cumulative Perpetual Preferred Membership Interests in Mobility II (Mobility preferred interests), representing all currently outstanding Mobility preferred equity interests, which pay cash distributions of $560 per annum, subject to declaration. So long as the distributions are declared and paid, the terms of the Mobility preferred equity interests will not impose any limitations on cash movements between affiliates, or our ability to declare a dividend on or repurchase AT&T shares.

A holder of the Mobility preferred interests may put the interests to Mobility II. Mobility II may redeem the interests upon a change in control of Mobility II or on or after September 9, 2022. When either options arise due to a passage of time, that option may be exercised only during certain periods.

The price at which a put option or a redemption option can be exercised is the greater of (1) the market value of the interests as of the last date of the quarter preceding the date of the exercise of a put or redemption option and (2) the sum of (a) twenty-five dollars ($8,000 in the aggregate) plus (b) any accrued and unpaid distributions. The redemption price may be paid with cash, AT&T common stock, or a combination of cash and AT&T common stock, at Mobility II’s sole election. In no event shall Mobility II be required to deliver more than 250 million shares of AT&T common stock to settle put and redemption options. We have the intent and ability to settle the Mobility preferred equity interests with cash.
Tower Holdings
In 2019, we issued $6,000 nonconvertible cumulative preferred interests in a wireless subsidiary (Tower Holdings) that holds interests in various tower assets and have the right to receive approximately $6,000 if the purchase options from the tower companies are exercised.

The membership interests in Tower Holdings consist of (1) common interests, which are held by a consolidated subsidiary of AT&T, and (2) two series of preferred interests (collectively the “Tower preferred interests”). The September series (Class A-1) of the preferred interests totals $1,500 and pays an initial preferred distribution of 5.0%, and the December series (Class A-2) totals $4,500 and pays an initial preferred distribution of 4.75%. Distributions are paid quarterly, subject to declaration, and reset every five years. Any failure to declare or pay distributions on the Tower preferred interests would not impose any limitation on cash movements between affiliates, or our ability to declare a dividend on or repurchase AT&T shares. We can call the Tower preferred interests at the issue price beginning five years from the issuance date or upon the receipt of proceeds from the sale of the underlying assets.

The holders of the Tower preferred interests have the option to require redemption upon the occurrence of certain contingent events, such as the failure of AT&T to pay the preferred distribution for two or more periods or to meet certain other requirements, including a minimum credit rating. If notice is given upon such an event, all other holders of equal or more subordinate classes of membership interests in Tower Holdings are entitled to receive the same form of consideration payable to the holders of the preferred interests, resulting in a deemed liquidation for accounting purposes.

Telco LLC
In September 2020, we issued $2,000 nonconvertible cumulative preferred interests out of a newly created limited liability company (Telco LLC) that was formed to hold telecommunication-related assets.

Members’ equity in Telco LLC consist of (1) member’s interests, which are held by a consolidated subsidiary of AT&T, and (2) preferred interests (Telco preferred interests), which pay an initial preferred distribution of 4.25% annually, subject to declaration, and subject to reset every seven years. Failure to pay distributions on the Telco preferred interests would not limit cash movements between affiliates, or our ability to declare a dividend on or repurchase AT&T shares. We can call the Telco preferred interests at the issue price beginning seven years from the issuance date.

The holders of the Telco preferred interests have the option to require redemption upon the occurrence of certain contingent events, such as the failure of Telco LLC to pay the preferred distribution for two or more periods or to meet certain other requirements, including a minimum credit rating. If notice is given, all other holders of equal or more subordinate classes of members equity are entitled to receive the same form of consideration payable to the holders of the preferred interests, resulting in a deemed liquidation for accounting purposes.

PR Holdings
In 2019, we issued $1,950 nonconvertible cumulative preferred interests in a subsidiary (PR Holdings) that held notes secured by the proceeds from our agreement to sell wireless and wireline operations in Puerto Rico and the U.S. Virgin Islands. These preferred interests were redeemed on November 6, 2020. (See Note 6)

The membership interests in PR Holdings consisted of (1) common interests, which were held by consolidated subsidiaries of AT&T, and (2) preferred interests (PR preferred interests). The PR preferred interests paid an initial preferred distribution at an annual rate of 4.75%. Distributions were paid quarterly, subject to declaration.